Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund - ETF Shares ETF) (Vanguard Long-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Annual Total Return
2012	12.29%
2011	15.86%
2010	11.19%